Fair Value of Measurements	12 Months Ended
Dec. 31, 2023
Fair Value of Measurements
Fair Value of Measurements

2.Fair Value of Measurements

Fair Value Hierarchy

Recurring fair value measurements

Fair value hierarchy classifications of the financial instruments that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, are as follows:

	2023
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$34,033	$34,033

Recurring fair value measurements, continued

	2022
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$31,166	$31,166

Valuation techniques and the inputs

The table below presents valuation techniques and inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy as of December 31, 2023 and 2022.

(in thousands)	Valuation techniques	Inputs	2023	2022
Convertible promissory notes, current	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$27,794	$31,166
Convertible promissory notes, net of current			6,239	—

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities for the years ended December 31, 2023 and 2022:

(in thousands)	2023	2022
Fair value as of beginning of period	$31,166	$56,996
Change in fair value of convertible promissory notes	1,428	450
Conversion of convertible promissory notes	(61)	(33,140)
Repayment of convertible promissory notes	(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings	—	(1,000)
Borrowing of convertible promissory notes	2,000	9,000
Fair value as of end of period	$34,033	$31,166

The gains and losses from fair value re-measurement of Level 3 financial liabilities are recorded as other income (expense), net in the consolidated statements of operations.